SHARE BASED COMPENSATION (Details 1) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of options, Outstanding beginning balance	25,000	25,000
Number of options, Granted	0	0
Number of options, Exercised	(12,500)	0
Number of options, Cancelled, Expired or Forfeited	0	0
Number of options, Outstanding ending balance	12,500	25,000
Number of options, Vested or expected to vest at the end of the period	12,166	24,068
Number of options, Exercisable at end of year	3,125	9,375
Weighted-Average Exercise Price, Outstanding beginning balance	$ 4.98	$ 4.98
Weighted-Average Exercise Price, Granted	0	0
Weighted-Average Exercise Price, Exercised	4.98	0
Weighted-Average Exercise Price, Cancelled, Expired or Forfeited	0	0
Weighted-Average Exercise Price, Outstanding ending balance	4.98	4.98
Weighted-Average Exercise Price, Vested or expected to vest at the end of the period	4.98	4.98
Weighted-Average Exercise Price, Exercisable at end of year	$ 4.98	$ 4.98
Weighted-Average Remaining Contractual Life in Years, Outstanding beginning balance	3 years 3 months 29 days	4 years 3 months 29 days
Weighted-Average Remaining Contractual Life in Years, Vested or expected to vest at the end of the period	3 years 3 months 29 days	4 years 3 months 29 days
Weighted-Average Remaining Contractual Life in Years, Exercisable at end of year	3 years 3 months 29 days	4 years 3 months 29 days